Submission	Apr. 13, 2026
Submission [Line Items]
Central Index Key	0001861841
Registrant Name	Arbe Robotics Ltd.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A